Disclosure of detailed information about warrants, activity (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Statement [Line Items]
Balance, beginning of year	105,187,297	106,096,356
Weighted average exercise price, beginning of year	$ 0.29	$ 0.29
Warrant amendment	(35,714,286)	0
Weighted average exercise price	$ 0.28	$ 0
Exercised	(399,980)	(909,059)
Weighted average exercise price	$ 0.40	$ 0.40
Balance, end of year	69,073,031	105,187,297
Weighted average exercise price, end of year	$ 0.29	$ 0.29